Share-based compensation (Schedule of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares subject to option, beginning of year | Share	1,528,760	1,659,288
Weighted average exercise price of share options outstanding at beginning of period | $ / shares	$ 7.38	$ 5.71
Number of units granted during the year | Share	801,661	602,614
Weighted average exercise price of options granted | $ / shares	$ 6.75	$ 9.77
Number of shares subject to option, exercised | Share	(67,145)	(421,545)
Weighted average exercise price of options exercised | $ / shares	$ 3.79	$ 3.8
Stock options forfeited | Share	(80,306)	(311,597)
Weighted average exercise price of options forfeited | $ / shares	$ 8.33	$ 7.94
Number of shares subject to option, end of year | Share	2,182,970	1,528,760
Weighted average exercise price of share options outstanding at end of period | $ / shares	$ 7.23	$ 7.38